Investments - Realized Gains and Losses on Sales of Available-for-Sale Securities (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Debt Securities, Available-for-sale [Line Items]
Gross realized gains	¥ 10,472	¥ 15,905
Gross realized losses	(3,990)	(9,151)
Net realized gains (losses) on sales of available-for-sale securities	¥ 6,481	¥ 6,754